BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Energy derivative contracts
Disclosure of detailed information about property, plant and equipment [line items]
(Decrease) increase in revenues	$ (128)	$ 94	$ 119
Renewable Credits | Goods or services transferred at point in time
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from contracts with customers	$ 263	$ 323	$ 250
Concession asset | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	30 years	30 years
One time lease renewal term	30 years